Mergers, Acquisitions and Disposals - Summary of Unaudited Pro Forma Financial Information (Detail) - MXN ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Total revenues	$ 462,112	$ 410,831	$ 340,600
Income before income taxes and share of the profit of associates and joint ventures accounting for using the equity method	39,917	29,950	27,485
Net income	$ 37,311	$ 28,110	$ 25,004
Series B 1 [member]
Disclosure of detailed information about business combination [line items]
Basic net controlling interest income per share	$ 2.12	$ 1.08	$ 0.97
Series D [member]
Disclosure of detailed information about business combination [line items]
Basic net controlling interest income per share	$ 2.65	$ 1.35	$ 1.21